Annual Operating Expenses - FidelityFreedomFunds-RetailComboPRO - FidelityFreedomFunds-RetailComboPRO - Fidelity Freedom 2020 Fund - Fidelity Freedom 2020 Fund	May 30, 2023
Operating Expenses:
Management fee	0.57%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.57%	[1]

[1]	A Adjusted to reflect current fees.